May 22, 2020
CREDIT SUISSE OPPORTUNITY FUNDS | Credit Suisse Floating Rate High Income Fund
Credit Suisse Floating Rate High Income Fund

CREDIT SUISSE COMMODITY STRATEGY FUNDS
Credit Suisse Commodity Return Strategy Fund
CREDIT SUISSE OPPORTUNITY FUNDS
Credit Suisse Floating Rate High Income Fund
Credit Suisse Multialternative Strategy Fund
Credit Suisse Managed Futures Strategy Fund
Credit Suisse Strategic Income Fund
(collectively, the “Funds”)

Supplement to the Summary Prospectuses and Statutory Prospectus

The following information supersedes certain information in the Funds’ Summary Prospectuses and Statutory Prospectus dated February 28, 2020

The section of each Fund’s Summary Prospectus entitled “Principal Risks of Investing in the Fund” and the section of each Fund’s Statutory Prospectus entitled “[The Fund] — Summary—Principal Risks of Investing in the Fund,” are amended to delete “Market Risk” in its entirety and to replace it with the following:

Market Risk         The market value of an instrument may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as “volatility,” may cause an instrument to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the fund and its investments.  Market risk is common to most investments — including stocks, bonds and commodities — and the mutual funds that invest in them. The performance of “value” stocks and “growth” stocks may rise or decline under varying market conditions — for example, value stocks may perform well under circumstances in which growth stocks in general have fallen.

Bonds and other fixed income securities generally involve less market risk than stocks and commodities. However, the risk of bonds can vary significantly depending upon factors such as the issuer’s creditworthiness and a bond’s maturity. The bonds of some companies may be riskier than the stocks of others.

Shareholders should retain this supplement for future reference.